Capital and funding - Summary of Currency Retranslation Reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity and liabilities [abstract]
Currency retranslation reserve at beginning of period	€ (7,432)	€ (5,803)
Currency retranslation of group companies' net assets and liabilities during the year	(419)	(1,528)
Movement in net investment hedges and exchange differences in net investments in foreign operations	280	(115)
Recycling of currency retranslation to the income statement on business disposals	545	14
Currency retranslation reserve at end of period	€ (7,026)	€ (7,432)